SCHEDULE OF GROUP ISSUED CORPORATE BONDS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Less: current portion	¥ (4,025,343)	¥ (6,065,020)
Non-current portion	¥ 6,858,607	4,559,117
Lender 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance date	Sep. 26, 2022
Maturity date	Sep. 26, 2025
Lender 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance date	Sep. 25, 2020
Maturity date	Sep. 25, 2025
Lender 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amount	¥ 100,000
Annual Interest rate	0.56%
Lender 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amount	¥ 100,000
Annual Interest rate	0.83%
Corporate Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate outstanding principal balances	¥ 30,000	82,000
Less: unamortized bond issuance costs	(1,380)	(4,110)
Less: current portion	(28,620)	(49,270)
Non-current portion		28,620
Corporate Debt [Member] | Lender 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lender 2	20,000	52,000
Corporate Debt [Member] | Lender 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lender 2	¥ 10,000	¥ 30,000